Nature of the business, Assets under construction or ready to start construction (Details) $ in Thousands		1 Months Ended			9 Months Ended
		May 31, 2024	Oct. 31, 2023 h Agreement	Jul. 31, 2023 Substation	Sep. 30, 2024 USD ($) MW		Dec. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method					$ 212,052		$ 230,307
Chile PV2 event of default [Abstract]
Short-term project debt					$ 395,451		$ 387,387
Coso Batteries 1 and Coso Batteries 2 [Member]
Assets under construction or ready to start construction [Abstract]
Number of tooling agreements | Agreement			2
Period of PPA					15 years
Coso Batteries 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type					Battery Storage
Location					California, US
Capacity (gross)	[1]				100 MWh
Expected COD					2025
Off-taker					Investment grade utility
Duration capacity of battery | h			4
Coso Batteries 1 [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]				$ 40,000
Coso Batteries 1 [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]				$ 50,000
Coso Batteries 2 [Member]
Assets under construction or ready to start construction [Abstract]
Type					Battery Storage
Location					California, US
Capacity (gross)	[1]				80 MWh
Expected COD					2025
Off-taker					Investment grade utility
Duration capacity of battery | h			4
Coso Batteries 2 [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]				$ 35,000
Coso Batteries 2 [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]				$ 45,000
Chile PMGD [Member]
Assets under construction or ready to start construction [Abstract]
Type					Solar PV
Location					Chile
Capacity (gross)	[1]				71 MW
Gross capacity | MW					80
Expected COD					2024-2025
Investments accounted for using equity method					$ 33,000	[2],[3]		$ 33,000
Off-taker					Regulated
Percentage of interest acquired								49.00%
Percentage of economic rights								70.00%
Impairment loss					$ 11,400
Chile PMGD [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Expected COD					2024
Chile PMGD [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Capacity (gross)					9 MW
Expected COD					2025
Chile PV 3 expansion [Member]
Assets under construction or ready to start construction [Abstract]
Type					Battery storage
Location					Chile
Capacity (gross)					142 MWh
Expected COD					2024
Off-taker					Emoac
Period of PPA					10 years
Chile PV 3 expansion [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]				$ 14,000
Chile PV 3 expansion [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]				$ 15,000
ATN Expansion 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type					Transmission Line
Location					Peru
Capacity (gross)	[1]				n.a. (substation)
Expected COD					2025
Investments accounted for using equity method	[2]				$ 31,000
Off-taker					Republic of Peru
Period of PPA					30 years
Number of substations | Substation				2
Commercial operation end date					2044
Remaining operation period of concessional asset					9 years
Apulo 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type	[4]				Solar PV
Location	[4]				Colombia
Capacity (gross)	[1],[4]				10 MW
Expected COD	[4]				2024
Investments accounted for using equity method	[2],[4]				$ 5,500
Off-taker	[4]				0
Percentage of interest acquired					50.00%
Caparacena [Member]
Assets under construction or ready to start construction [Abstract]
Type					Solar PV
Location					Spain
Capacity (gross)		27.5 MWDC/22 MWAC			22 MW	[1]
Expected COD					2026
Off-taker					Electricity Distribution Company
Period of PPA					10 years
Caparacena [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]				$ 10,000
Caparacena [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]				$ 12,000
Chile PV 2 [Member]
Assets under construction or ready to start construction [Abstract]
Percentage of interest acquired					35.00%
Chile PV2 event of default [Abstract]
Short-term project debt					$ 23,000

[1]	Includes nominal capacity on a 100% basis, not considering Atlantica’s ownership.
[2]	Corresponds to the expected investment by Atlantica.
[3]	Corresponds to Atlantica’s expected investment for the total 80 MW Chile PMGD portfolio.
[4]	Atlantica owns 50% of the shares in Apulo 1.